ADMINISTRATIVE EXPENSES (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Salaries and benefits	$ 341	$ 32
Office and miscellaneous1	637	978	1,102
Rent, building management fees and rates	407	253	235
Professional fees	3,109	1,823	392
Depreciation – property, plant and equipment (Note 10)	764	833	883
Depreciation – right-of-use assets (Note 11)	730	973	973
Bank charges	35	51	20
Others	24	30	38
Total administrative expenses	$ 6,047	$ 4,973	$ 3,643